Summary of Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) segment	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) segment	Jan. 01, 2019 USD ($)
Income Taxes
Provision (benefit) for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0
Segment Information
Number of operating segment | segment			1		1
Recent Accounting Pronouncements
Lease, Practical Expedients, Package [true false]			true
Right of use asset	18,000		$ 18,000		$ 68,000
Lease asset liability	$ 18,000		$ 18,000		$ 70,000
ASU 2016-02 | Adjustment
Recent Accounting Pronouncements
Right of use asset						$ 100,000
Lease asset liability						$ 100,000